NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator for basic and diluted net loss per share:
Net loss attributable to Common Stockholders	$ (43,180)	$ (23,766)	$ (102,288)	$ (45,570)	$ (34,015)	$ (103,596)
Denominator for basic and diluted net loss per share:
Weighted-average shares					157,906,000	150,002,000
Weighted-average shares basic	255,097,905	158,124,160	246,717,400	157,186,939
Weighted-average shares diluted	255,098,000	158,124,000	246,717,000	157,187,000
Net loss per share-Basic	$ (0.17)	$ (0.15)	$ (0.41)	$ (0.29)
Net loss per share-Diluted	$ (0.17)	$ (0.15)	$ (0.41)	$ (0.29)